Stock-Based Compensation (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 shares
Stock-Based Compensation [Line Items]
Share-based compensation				$ 537,756	$ 407,607
Vesting schedule	75,986	75,986
Vesting period	1 year	1 year
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Stock options outstanding	1,025,527	1,025,527
Stock options granted	1,025,527	1,025,527
Unrecognized compensation cost				$ 28,736	$ 21,781
Weighted average period				7 years 4 months 24 days	7 years 4 months 24 days
2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Stock options granted				1,025,527	1,025,527
Stock options outstanding				1,025,527	1,025,527
2023 Equity Incentive Plan [Member] | Director [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Stock options granted				688,652	688,652
2023 Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized to issue				2,000,000	2,000,000